Shareholder Report, Line Graph (Details) 74200173800_Putnam VT George Putnam Balanced Fund_Class IA_TSR Annual {Class IA} - USD ($)											12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2025
Class IA
Account Value [Line Items]
Line Graph and Table Measure Name											Class IA
Accumulated Value	$ 23,624	$ 20,202	$ 16,798	$ 19,953	$ 17,460	$ 15,102	$ 12,145	$ 12,497	$ 10,840	$ 10,000	$ 27,005
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	32,448	26,209	20,808	25,754	20,495	16,954	12,940	13,656	11,274	10,000	$ 38,012
George Putnam Blended Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											George Putnam Blended Index
Accumulated Value	22,705	19,719	16,737	19,822	17,104	14,785	12,103	12,385	10,841	10,000	$ 25,888
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Index
Accumulated Value	11,369	11,229	10,641	12,232	12,424	11,556	10,630	10,628	10,265	10,000	$ 12,199
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 Index
Accumulated Value	$ 33,786	$ 27,025	$ 21,399	$ 26,132	$ 20,304	$ 17,149	$ 13,042	$ 13,640	$ 11,196	$ 10,000	$ 39,827